Revenue (Details) - Schedule of summarizes revenue by main geography - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
US&C [Member]
Segment Reporting Information [Line Items]
Revenue	$ 5,089	$ 3,536	$ 15,643	$ 12,507	$ 17,385	$ 15,875
LATAM [Member]
Segment Reporting Information [Line Items]
Revenue	4,481	2,161	11,800	8,065	11,768	11,198
EMEA [Member]
Segment Reporting Information [Line Items]
Revenue	671	743	1,941	1,902	2,857	2,242
APAC [Member]
Segment Reporting Information [Line Items]
Revenue	1,232	333	2,045	1,043	1,719	1,077
Total	$ 11,473	$ 6,773	$ 31,429	$ 23,517	$ 33,729	$ 30,392